Annual Total Returns - Class A	Aug. 31, 2024
Prospectus #1 | Macquarie Tax-Free California Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	12.25%
2015	3.95%
2016	0.24%
2017	6.39%
2018	0.12%
2019	7.88%
2020	5.18%
2021	4.08%
2022	(12.32%)
2023	9.15%
Prospectus #1 | Macquarie Tax-Free Idaho Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	8.55%
2015	2.87%
2016	0.44%
2017	4.23%
2018	0.81%
2019	6.67%
2020	4.19%
2021	4.04%
2022	(11.91%)
2023	6.82%
Prospectus #1 | Macquarie Tax-Free New York Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	11.69%
2015	3.84%
2016	0.33%
2017	5.32%
2018	0.20%
2019	7.66%
2020	4.74%
2021	3.90%
2022	(12.27%)
2023	8.60%
Prospectus #1 | Macquarie Minnesota High-Yield Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	9.68%
2015	3.24%
2016	0.30%
2017	5.66%
2018	0.58%
2019	7.73%
2020	3.55%
2021	3.07%
2022	(10.71%)
2023	5.58%
Prospectus #2 | Macquarie National High-Yield Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	15.86%
2015	4.64%
2016	0.74%
2017	9.14%
2018	0.92%
2019	10.05%
2020	5.91%
2021	7.85%
2022	(14.86%)
2023	8.72%